Derivative Instruments (Schedule Of Trading Gains (Losses) Of Futures And Forward Currency Contracts) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	$ 12,292,247	$ 3,623,833	$ 17,750,354
Futures Contracts [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	16,163,819	3,449,968	29,371,580
Energies [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(5,346,364)	14,996,351	(2,600,361)
Grains [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	1,481,999	1,137,068	(2,041,657)
Interest Rates [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	10,540,737	2,528,322	(1,369,247)
Livestock [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(12,870)	2,650	(102,040)
Metals [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(468,732)	(2,656,939)	(241,212)
Softs [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(460,102)	467,959	878,322
Stock Indices [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	10,429,151	(13,025,443)	34,847,775
Forward Currency Contracts [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	$ (3,871,572)	$ 173,865	$ (11,621,226)